Acquisitions (Details) (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2009	Dec. 31, 2012	Jun. 17, 2010	Dec. 31, 2008
ACQUISITIONS [Abstract]
Navios Holdings Percentage Of Ownership In 2009	65.50%
Escrow Release			$ 2,500	$ 2,500
Escrowed Shares Released		1,007	504	503
Increase of Goodwill due to changes in minority interests	$ 13,370
Navios Holdings percentage of ownership		63.80%
Growth Factor	4.90%
Compound Annual Growth Rate	8.80%
Weighted Average Cost Of Capital	12.90%